SUBSEQUENT EVENTS (Details Textual) (USD $)	1 Months Ended			3 Months Ended	6 Months Ended		12 Months Ended
	May 31, 2014	Feb. 28, 2014	Dec. 31, 2003	Mar. 31, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2008	Dec. 31, 2007
Subsequent Event [Line Items]
Stock Issued During Period, Shares, Issued for Services		91,334
Stock Issued During Period, Value, Issued for Services		$ 127,000
Class of Warrant or Right, Exercise Price of Warrants or Rights					$ 0.41	$ 3.00
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Grants In Period, Gross					2,412,272		1,515,995	1,097,758
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price					$ 1.34		$ 2.02	$ 2.33
Stock Granted, Value, Share-based Compensation, Gross					962,000	999,000	999,000	674,000
Stock Issued During Period, Shares, New Issues	4,163,961			686,420		776,204
Stock Issued During Period, Value, New Issues			0						2,320,000	650,000
Investor [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues					10,409,905
Subsequent Event [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, Issued for Services					25,000
Stock Issued During Period, Value, Issued for Services					20,000
Stock Granted, Value, Share-based Compensation, Gross							962,000
Warrant Exercise Price							$ 3.00
warrants Issued To Purchase Common Stock							96,000
Stock Issued During Period, Shares, New Issues							91,334
Stock Issued During Period, Value, New Issues							$ 127,000
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period							7 years
Subsequent Event [Member] | Executive Officer [Member]
Subsequent Event [Line Items]
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Grants In Period, Gross							1,948,902
Subsequent Event [Member] | Consultant [Member]
Subsequent Event [Line Items]
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Grants In Period, Gross							47,800
Subsequent Event [Member] | Maximum [Member]
Subsequent Event [Line Items]
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price							$ 1.42
Subsequent Event [Member] | Minimum [Member]
Subsequent Event [Line Items]
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price							$ 1.29
Subsequent Event [Member] | Common Stock One [Member]
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares							7,800
Share based Compensation Arrangement By Share based Payment Award Options Vested Number Of Shares Per Month							10,000
Subsequent Event [Member] | Common Stock Two [Member]
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares							16,000
Share based Compensation Arrangement By Share based Payment Award Options Vested Number Of Shares Per Month							20,000
Subsequent Event [Member] | Common Stock Purchase Warrants [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, Issued for Services					115,000
Class of Warrant or Right, Exercise Price of Warrants or Rights					$ 1.15
Subsequent Event [Member] | Common Stock Purchase Options [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, Issued for Services					54,200
Class of Warrant or Right, Exercise Price of Warrants or Rights					$ 1.15
Subsequent Event [Member] | Investor [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, Issued for Services					189,364